Net revenues (Summary of Net Revenues from External Customers by Business and by Product Category) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Disaggregation of Revenue [Line Items]
Total net revenues	¥ 30,225,681
Product [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	28,105,338
Product [Member] | Automotive
Disaggregation of Revenue [Line Items]
Total net revenues	27,034,492
Product [Member] | Automotive | Vehicles
Disaggregation of Revenue [Line Items]
Total net revenues	23,066,190
Product [Member] | Automotive | Parts and Components for Overseas Production
Disaggregation of Revenue [Line Items]
Total net revenues	625,483
Product [Member] | Automotive | Parts and Components for After Service
Disaggregation of Revenue [Line Items]
Total net revenues	2,093,437
Product [Member] | Automotive | Other
Disaggregation of Revenue [Line Items]
Total net revenues	1,249,382
Product [Member] | All Other
Disaggregation of Revenue [Line Items]
Total net revenues	1,070,846
Financial Services
Disaggregation of Revenue [Line Items]
Total net revenues	¥ 2,120,343